RISK MANAGEMENT - Structural interest rate risk - Financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	292,106,509	295,152,761
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,671,597	32,215,868
Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,203,439	32,921,500
Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	97,304,302	74,660,209
Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,982,425	16,016,876
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	138,944,746	139,338,308
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31,969,586	24,400,493
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	243,432,271	251,981,889
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,455,957	27,050,198
Investment securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	39,252,615	39,162,618
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	184,225,973	190,129,486
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	105,824,421	110,756,010
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	104,047,053	110,051,750
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	108,308,984	115,414,643
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,275,910	15,313,556
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	88,802,542	66,132,059
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,343,572	6,400,419
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,886,960	27,568,609
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,777,368	704,260
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,777,516	705,055
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,767,275	704,516
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,241	539
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	56,791,437	57,810,307
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	60,456,213	61,976,325
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	231,208	4,821,574
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,875,339	3,357,049
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,510,240	2,743,970
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	55,839,426	51,053,732
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,609,555	21,562,412
Mortgages [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,111,710	22,035,727
Mortgages [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	278,631	3,837,007
Mortgages [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	286,563	184,710
Mortgages [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,248	123,247
Mortgages [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,535,268	17,890,763
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	560	757
Microcredit [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,520	4,375
Microcredit [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	891	2,199
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24	457
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		295
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	605	1,424
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,216,161	24,138,538
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,264,116	21,886,987
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24,683	14,665
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	787	6,589
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	182	189
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,926,393	2,230,108
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,097,591	20,163,214
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,097,591	20,163,214
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,055,436	28,472,926
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,635,437	4,181,835
Service concession arrangement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,635,437	4,181,835
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,354,710	16,998,859
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,354,710	16,998,859
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,354,710	16,998,859
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,407,481	10,328,881
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,947,229	6,669,978
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,425
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,205,457	10,708,367
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	941,587	1,120,442
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,523,556	3,339,892
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,776,864	3,707,096
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,963,450	2,540,937
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,582,844	11,937,414
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	313,342	64,537
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	857,713	143,911
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	917,811	313,373
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,493,978	11,415,593
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,425
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,455,957	27,050,198
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Not later than one month [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	422,683	373,026
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one month and not later than six months [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,947,537	1,495,003
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than six months and not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,422,508	2,726,862
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 23,663,229	$ 22,455,307